Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Lease Liability

As of March 31, 2025 and 2024, lease liability consists of the following:

	March 31,
	2025	2024
Lease liability – current portion	$160,708	$151,560
Lease liability – non-current portion	-	160,708
Total	$160,708	$312,268

Other lease information is as follows:

	March 31,
	2025	2024
Weighted-average remaining lease term – operating leases	1.0 year	2.0 years
Weighted-average discount rate – operating leases	5.88%	5.88%

Schedule of Future Minimum Payments Under Operating Leases

The following is a schedule of future minimum payments under operating leases as of March 31:

For the year ending March 31, 2026	$165,868
Total lease payments	165,868
Less: imputed interest	(5,160)
Total operating lease liabilities, net of interest	$160,708